DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Maximum
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Maturity period of spot or forward exchange rate contracts		3 months
Forward foreign currency contracts
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional Amounts	$ 84
Maturity period of spot or forward exchange rate contracts	1 month
Forward foreign currency contracts | Maximum
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Maturity period of spot or forward exchange rate contracts	3 months
Forward foreign currency contracts | Huntsman International
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount entered into by related party		$ 88	$ 50
Maturity period of spot or forward exchange rate contracts		1 month